Private Placement - Armada - Annual - Additional Information (Detail) - USD ($)					3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	May 22, 2025	May 20, 2025	Mar. 31, 2025	Nov. 07, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Sep. 09, 2025
Private Placement [Line Items]
Common stock, par value (in usd per share)					$ 0.001		$ 0.001	$ 0.001		$ 0.001	$ 0.001
Armada Acquisition Corp. II
Private Placement [Line Items]
Proceeds from issuance of private placement								$ 0	$ 7,100,000	$ 7,100,000
Common stock, par value (in usd per share)												$ 0.10
Administrative fees expense					$ 0	$ 16,000	$ 0		$ 16,000
Working capital loans outstanding					$ 0		$ 0	$ 0		0
Sponsor | Armada Acquisition Corp. II
Private Placement [Line Items]
Amount of sponsor fee for office space		$ 12,000
Administrative fees expense										$ 39,000
Sponsor | Unsecured debt | Armada Acquisition Corp. II
Private Placement [Line Items]
Principal amount			$ 300,000
Proceeds from debt utilizing in working capital			127,755
Proceeds from debt utilizing In deferred offering cost			9,840
Proceeds from debt utilizing in formation cost			4,614
Proceeds from debt utilizing in operating cost			$ 870
Repayments of debt	$ 143,079
Founder shares | Armada Acquisition Corp. II
Private Placement [Line Items]
Percentage of initial public offering	100.00%
Common stock, par value (in usd per share)	$ 9.845
Percentage of business combination on IPO	19.90%
Percentage of discount for marketability based on Finnerty put model	1.70%
Founder shares | Sponsor
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)				7,880,000
Proceeds from issuance of private placement				$ 25,000
Price per share (usd per share)				$ 0.00317
Stock issue subject to forfeiture				1,027,826
Share no longer subject to forfeiture				1,027,826
Founder shares | Sponsor | Armada Acquisition Corp. II
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)				7,880,000
Proceeds from issuance of private placement				$ 25,000
Price per share (usd per share)				$ 0.00317
Stock issue subject to forfeiture				1,027,826
Share no longer subject to forfeiture				1,027,826
Private placement | Sponsor
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)				400,000
Proceeds from issuance of private placement				$ 4,000,000
Price per share (usd per share)				$ 10.00
Private placement | Sponsor | Armada Acquisition Corp. II
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)	2,400,000			400,000				2,400,000		2,400,000
Proceeds from issuance of private placement				$ 4,000,000
Price per share (usd per share)				$ 10.00
Number of share purchase by sponsor				400,000
Fair value of founder per shares	$ 1.93
Private placement | Underwriters
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)				310,000
Proceeds from issuance of private placement				$ 3,100,000
Price per share (usd per share)				$ 10.00
Private placement | Underwriters | Armada Acquisition Corp. II
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)				310,000
Proceeds from issuance of private placement				$ 3,100,000
Price per share (usd per share)				$ 10.00
Private placement | Non-managing investors | Armada Acquisition Corp. II
Private Placement [Line Items]
Stock issued during period shares new issues (in shares)	1.93			2,400,000				1.93		1.93
Price per share (usd per share)	$ 4,621,895				$ 4,621,895		$ 4,621,895	$ 4,621,895		$ 4,621,895
Number of share purchase by non-managing investors				300,000